INCOME TAXES - Reconciliation of Expected Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation:
United States federal statutory income tax rate	21.00%	21.00%	21.00%
Impact of foreign rate differential	(15.90%)	(4.20%)	4.40%
State taxes, net of federal benefit	2.30%	2.00%	0.60%
Stock option cancellations	(1.10%)	(0.20%)	0.00%
Contingent consideration	178.20%	14.40%	(18.00%)
General business credits and other credits	2.40%	6.60%	0.40%
Permanent differences	(1.40%)	0.20%	0.00%
Other	(13.80%)	(2.10%)	(0.50%)
Foreign taxes	(3.30%)	(6.90%)
Change in valuation allowance	(72.30%)	(37.70%)	(7.90%)
Effective Income Tax Rate	96.10%	(6.90%)	0.00%